Fair Value Measurement - Schedule of Valuation Processes (Detail) (Fair Value, Inputs, Level 3 [Member], Market Approach Valuation Technique [Member], Derivative Financial Instruments, Assets [Member], Natural Gas Liquids [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Fair Value, Assets	$ 140
Minimum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	0.27
Maximum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	2.11